Document and Entity Information	Oct. 12, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 12, 2023
Entity Registrant Name	Bridgetown Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity File Number	001-249000
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o 38/F Champion Tower
Entity Address, Address Line Two	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	852
Local Phone Number	2514 8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001815086
Units Each Consisting Of One Class A Ordinary Share And Onethird Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	BTWNU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 00001 Per Share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BTWN
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share For 1150 Per Share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	BTWNW
Security Exchange Name	NASDAQ